Other assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other assets
Deferred charges - Credit Facility	$ 2,445	$ 1,805
Right-of-use asset	1,811	929
Leasehold improvements and other	291	417
Total other assets	$ 4,547	$ 3,151
Term of lease (in years)	7 years